RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties	$ 0		$ 715,546
Media deposits	1,426,419		0
Prepayments	2,361,779
Due from related parties	1,748,769
Amounts due from related parties	1,748,769
EJAM Group
Related Party Transaction [Line Items]
Due to related parties			74,330
Ms. Wenxiu Zhong
Related Party Transaction [Line Items]
Due from related parties	1,720,102
Horgos Zhijiantiancheng
Related Party Transaction [Line Items]
Media deposits	1,426,419
Prepayments	2,361,779
Ms. Wenxiu Zhong [Member]
Related Party Transaction [Line Items]
Due to related parties			14,588
Due to related party	14,502
Due from related parties	1,734,604
Amounts due from related parties	1,713,225			¥ 10,917,701
Ms. Wenxiu Zhong [Member] | Equity Ownership Dispute
Related Party Transaction [Line Items]
Dispute amount		¥ 11,053,940	$ 1,734,604
Amount of proceeds received from related parties	1,734,604	¥ 11,053,940
Anruitai
Related Party Transaction [Line Items]
Due from related parties	$ 28,667